UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4375

Name of Fund: Merrill Lynch New York Municipal Bond Fund of Merrill Lynch
      Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill
      Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 10/01/02 - 3/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
March 31, 2003

Merrill Lynch
New York
Municipal
Bond Fund

www.mlim.ml.com

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

TO OUR SHAREHOLDERS

Effective April 14, 2003, the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There are no changes to the Class B or Class C share class labels. Trading symbols have not changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way. Although the redesignation took effect just after the close of the Fund's period, we have provided Fund performance as of March 31, 2003 to reflect the new share class designations.

The Municipal Market Environment

During the six-month period ended March 31, 2003, amid considerable monthly volatility, long-term fixed income interest rates rose slightly. Bolstered by an unexpected decline in the national unemployment rate to 5.6% in early October, U.S. equity markets staged a strong rally throughout much of the month. The Standard & Poor's 500 (S&P 500) Index rose over 8% for October triggered by stronger-than-expected earnings reports from a large number of companies, such as General Electric Company, International Business Machines Corporation and Microsoft Corporation. As they have throughout most of the period, bond prices traded in an inverse relationship to equity prices. Consequently, as stocks rallied, bond yields rose sharply in October, despite generally weak economic releases. During October, the U.S. housing sector remained quite robust, but retail sales and industrial production slowed. Fixed income bond yields remained under pressure in November as U.S. equity markets continued to strengthen. During November, the S&P 500 Index rose an additional 5.5%. Equity prices were supported by further signs of U.S. economic recovery, especially improving labor market activity. In late November, third quarter 2002 gross domestic product growth was 4%, well above the second quarter 2002 rate of 1.3%. Financial conditions were also strengthened by a larger-than-expected reduction in short-term interest rates by the Federal Reserve Board in early November. The Federal Funds target rate was lowered 50 basis points (.50%) to 1.25%, its lowest level since the 1960s. This action by the Federal Reserve Board was largely viewed as being taken to bolster the sputtering U.S. economic recovery. Rebounding U.S. equity markets and the prospects for a more substantial U.S. economic recovery pushed long-term U.S. Treasury yield levels to 5.10% by late November.

However, into early 2003, softer equity prices and renewed investor concerns about U.S. military action against Iraq and nuclear tensions in North Korea again pushed bond prices higher. Reacting to disappointing holiday sales and corporate managements' attempts to scale back analysts' expectation of future earnings, the S&P 500 Index declined more than 10% from December 2002 to February 2003. Fearing an eventual U.S./Iraq military confrontation in 2003, investors again sought the safety of U.S. Treasury obligations and the prices of fixed income issues rose. By the end of February 2003, U.S. Treasury bond yields declined approximately 40 basis points to 4.67%.

Bond yields continued to fall into early March. However, once direct U.S. military action against Iraq began, bond yields quickly rose. Prior uncertainty surrounding the Iraqi situation was obviously removed and early U.S. military successes fostered the hope that the conflict would be quickly and positively concluded. Concurrently, the S&P 400 Index rose over 6% as investors, in part, sold fixed income issues to purchase equities in anticipation of a strong U.S. economic recovery once the Iraqi conflict was resolved. By mid-March, U.S. Treasury bond yields rose above 5%. However, as there was growing sentiment that hostilities may not be resolved in a matter of weeks, U.S. Treasury bond yields again declined to end the period at 4.81%. Over the past six months, U.S. Treasury bond yields have risen approximately 15 basis points.

For the six months ended March 31, 2003, long-term tax-exempt bond yields also rose modestly. Yield volatility was reduced relative to that seen in U.S. Treasury issues as municipal bond prices were much less sensitive to worldwide geopolitical pressures on a daily and weekly basis. Tax-exempt bond yields generally followed their taxable counterparts higher,

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

responding to a more positive, or at least less negative, U.S. equity environment and the expectation of stronger economic growth later this year. After rising approximately 25 basis points this past October and November 2002 to 5.30%, municipal bond yields generally declined through February 2003. At February 28, 2003, long-term tax-exempt revenue bond yields, as measured by the Bond Buyer Revenue Bond Index, fell to approximately 5.05%. However, similar to U.S. Treasury bond yields, once military action began in Iraq, municipal bond yields rose sharply to nearly 5.20%. Over the past six months, long-term tax-exempt bond yields rose approximately 12 basis points, slightly less than U.S. Treasury obligations.

A number of factors have combined to generate consistently strong demand for municipal bonds throughout the six-month period ended March 31, 2003. Declining U.S. equity markets have supported continued positive demand for tax-exempt products as investors sought the relative security of fixed income issues. Also, with tax-exempt money market rates near 1%, the demand for longer maturity municipal issues has increased as investors have opted to buy longer maturity issues rather than remain in cash reserves. Additionally, investors renewed approximately $30 billion in January 2003 from bond maturities, coupon income and proceeds from early redemptions. However, these positive demand factors were not totally able to offset the increase in tax-exempt new-issue supply. Recent yield advancements have served to make municipal bonds a particularly attractive purchase relative to their taxable counterparts. Throughout most of the yield curve, municipal bonds have been able to be purchased at yields near or exceeding those of comparable U.S. Treasury issues. Compared to their recent historical averages of 82% - 88% of U.S. Treasury yields, municipal bond yields ratios in their current 95% - 105% range are likely to prove attractive to long-term investors.

Declining U.S. equity markets and escalating geopolitical pressures have resulted in reduced economic activity and consumer confidence. It is important to note that, despite all the negative factors impeding the growth of U.S. businesses, the U.S. economy still grew at an approximate 2.5% rate for all of 2002, twice that of 2001. Similar expansion is expected for early 2003. However, until both Iraqi and North Korean conflicts are resolved, any meaningful increase in interest rates is unlikely.

Some analysts expect that, upon successful resolution of these conflicts, U.S. business conditions will quickly improve. Bond yields, especially U.S. Treasury securities, which have enjoyed a significant safe-haven benefit, are also expected to quickly rise. Certainly, the brief spike in bond yields upon initial military action against Iraq earlier this month demonstrated how rapidly interest rates may respond to reduced uncertainty and a more positive financial environment. However, it is questionable to expect that even a quick, positive closure to these hostilities would restore business and investor confidence to the extent that U.S. economic growth would dramatically explode and engender associated, large-scale interest rate increases. The resumption of solid economic growth is likely to be a gradual process accompanied by equally graduated increases in bond yields. Moderate economic growth, within a content of negligible inflationary pressures, should not greatly endanger the positive fixed income environment tax-exempt products currently enjoy.

Specific to New York, the state currently faces a significant structural budget imbalance and difficult budget balancing decisions. There is an estimated budget gap of $2.2 billion for the current fiscal year and $9.3 billion for next year. In fiscal year 2003, additional budget cuts were implemented, resulting in an estimated ending General Fund balance of $716 million. Strategies to reduce the fiscal-year 2003 budget disparity were centered primarily on the use of reserves and a hold on spending. The state's Budget Stabilization Fund, which is included in the General Fund, is projected to end fiscal-year 2003 at $710 million. The governor's office has publicly disclosed that the securitization of tobacco settlement revenues will play an important part in helping to reduce the state's deficit. The state is seeking to issue a total of up to $4.2 billion in tobacco settlement revenue bonds that also would include

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

an additional pledge of mortgage-recording tax revenue. However, any tobacco-backed bonds would require state legislature approval.

Portfolio Strategy

For the six-month period ended March 31, 2003, the Fund's Class A, Class B, Class C and Class I Shares had total returns of +0.01%, -0.28%, -0.24% and -0.02%, respectively. The Fund's unmanaged benchmark, the Lehman Brothers Municipal Bond Index, had a total return of +1.20% for the same 12-month period. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

During the six-month period ended March 31, 2003, we focused on seeking to enhance the Fund's dividend stream and reducing the Fund's net asset value volatility. Market volatility was expected as a result of conflicting economic signals and the likelihood for a war with Iraq. Reducing asset value volatility generally involves lowering the Fund's interest rate sensitivity. This strategy worked well in January 2003 as interest rates rose from near historic lows. Since then, interest rates have generally moved lower because of economic weakness, an unstable stock market and the outbreak of war. As interest rates fell further, we shifted the Fund to a more defensive position. While this strategy may have been implemented a bit early, it is our belief that interest rates do not have much further to fall.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch New York Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ Roberto Roffo

Roberto Roffo
Vice President and Portfolio Manager

April 17, 2003

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

PERFORMANCE DATA

About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

o Effective December 1, 2002, Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. All Class B Shares purchased prior to December 1, 2002 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                               Ten Years/
                                                   6-Month       12-Month    Since Inception   Standardized
As of March 31, 2003                            Total Return   Total Return    Total Return    30-Day Yield
===========================================================================================================
ML New York Municipal Bond Fund Class A Shares*     +0.01%         +7.50%          +61.95%         3.87%
-----------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class B Shares*     -0.28          +6.97           +56.30          3.63
-----------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class C Shares*     -0.24          +6.96           +55.30          3.53
-----------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class I Shares*     -0.02          +7.51           +64.45          3.97
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index**              +1.20          +9.89       +86.76/+82.54         --
===========================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class B & Class I Shares and from 10/21/94 for Class A & Class C Shares.

** This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. The ten-year/since inception total returns are for ten years and from 10/31/94, respectively.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 3/31/03                               +7.50%            +3.20%
--------------------------------------------------------------------------------
Five Years Ended 3/31/03                             +4.51             +3.66
--------------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/03                                      +5.88             +5.37
--------------------------------------------------------------------------------

*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                    % Return          % Return
                                                  Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 3/31/03                               +6.97%            +2.97%
--------------------------------------------------------------------------------
Five Years Ended 3/31/03                             +4.07             +3.74
--------------------------------------------------------------------------------
Ten Years Ended 3/31/03                              +4.57             +4.57
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                    % Return          % Return
                                                  Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 3/31/03                               +6.96%            +5.96%
--------------------------------------------------------------------------------
Five Years Ended 3/31/03                             +3.98             +3.98
--------------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/03                                      +5.35             +5.35
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.


                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 3/31/03                               +7.51%            +3.21%
--------------------------------------------------------------------------------
Five Years Ended 3/31/03                             +4.60             +3.75
--------------------------------------------------------------------------------
Ten Years Ended 3/31/03                              +5.10             +4.67
--------------------------------------------------------------------------------

*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                              Issue                                               Value
===================================================================================================================================
New York--86.7%
===================================================================================================================================
AA        NR*        $1,175    Albany, New York, IDA, Civic Facility Revenue Bonds (University Heights--Albany Law
                               School), Series A, 6.75% due 12/01/2019                                                      $ 1,412
-----------------------------------------------------------------------------------------------------------------------------------
                               Cicero, New York, Local Development Corporation Revenue Bonds (Cicero Community
                               Recreation Project), Series A:
NR*       Baa2          500      6.625% due 5/01/2021                                                                           519
NR*       Baa2        5,060      6.75% due 5/01/2042                                                                          5,533
-----------------------------------------------------------------------------------------------------------------------------------
                               Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church
                               Home), Series A:
NR*       NR*         1,500      5.875% due 2/01/2018                                                                         1,476
NR*       NR*         3,000      6% due 2/01/2028                                                                             2,891
-----------------------------------------------------------------------------------------------------------------------------------
                               Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi University
                               Civic Facility):
A-        NR*         1,700      5.75% due 6/01/2022                                                                          1,826
A-        NR*         2,500      5.50% due 6/01/2032                                                                          2,598
-----------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                               Refunding Bonds:
AAA       Aaa           100      Series B, 5.125% due 7/01/2024 (a)(h)                                                          105
AAA       Aaa         2,250      Series D, 5% due 1/01/2012 (d)(e)                                                            2,501
AAA       Aaa         2,750      Series D, 5% due 7/01/2016 (d)(h)                                                            2,972
-----------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                               Series A (e):
AAA       Aaa         4,000      6.125% due 4/01/2010 (b)                                                                     4,759
AAA       Aaa         5,540      5.25% due 10/01/2014 (c)                                                                     6,338
-----------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority, New York, Revenue Refunding Bonds:
NR*       Aaa         2,100      RIB, Series 724X, 10.09% due 11/15/2032 (g)                                                  2,577
A         A2          5,855      Series A, 5.75% due 11/15/2032                                                               6,367
-----------------------------------------------------------------------------------------------------------------------------------
AA-       A3          2,500    Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                               Bonds, Series A, 5.125% due 1/01/2024                                                          2,554
-----------------------------------------------------------------------------------------------------------------------------------
NR*       Baa3          445    Monroe County, New York, IDA, Student Housing Revenue Bonds (Collegiate), Series A,
                               5.375% due 4/01/2029                                                                             422
-----------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch New York Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT     Alternative Minimum Tax (subject to)
DRIVERS Derivative Inverse Tax-Exempt Receipts
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
RIB     Residual Interest Bonds
RITR    Residual Interest Trust Receipts

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                              Issue                                               Value
===================================================================================================================================
New York(continued)
===================================================================================================================================
AA        Aa2        $2,500    New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                               Bonds, AMT, Series A, 5.50% due 11/01/2034                                                   $ 2,583
-----------------------------------------------------------------------------------------------------------------------------------
                               New York City, New York, City IDA, Civic Facilities Revenue Bonds:
NR*       NR*         6,895      (New York Blood Center Inc. Project), 7.25% due 5/01/2004 (e)                                7,328
NR*       NR*         2,500      Series C, 6.80% due 6/01/2028                                                                2,546
NR*       NR*         1,000      (Special Needs Facility Pooled Program), Series A-1, 6.50% due 7/01/2017                     1,020
NR*       NR*         2,540      (Special Needs Facility Pooled Program), Series C-1, 6.50% due 7/01/2017                     2,588
AAA       Aaa         4,690      (USTA National Tennis Center Project), 6.60% due 11/15/2011 (c)                              5,141
-----------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         1,000    New York City, New York, City IDA, Mortgage Revenue Bonds (Eger Harbor House Inc.
                               Project), Series A, 5.875% due 5/20/2044 (i)                                                   1,096
-----------------------------------------------------------------------------------------------------------------------------------
                               New York City, New York, City IDA, Special Facilities Revenue Bonds, AMT:
CCC       Caa2        4,500      (1990 American Airlines Inc. Project), 5.40% due 7/01/2020                                   1,181
BBB-      Ba2           935      (British Airways PLC Project), 5.25% due 12/01/2032                                            514
BBB-      Ba2         2,715      (British Airways PLC Project), 7.625% due 12/01/2032                                         2,036
B+        B2          2,965      (Northwest Airlines Inc.), 6% due 6/01/2027                                                  1,735
BBB+      A3          3,250      (Terminal One Group Association Project), 6.125% due 1/01/2024                               3,345
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                               Revenue Bonds, Series B, 5.50% due 6/15/2027 (d)                                               1,071
-----------------------------------------------------------------------------------------------------------------------------------
                               New York City, New York, GO, Refunding:
A         A2          2,165      Series B, 6.375% due 8/15/2009                                                               2,392
A         A2          2,700      Series G, 5.75% due 2/01/2020                                                                2,831
A         A2          3,500      Series J, 6% due 8/01/2017                                                                   3,821
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,365    New York State Dormitory Authority, Hospital Revenue Refunding Bonds (North General
                               Hospital), 5% due 2/15/2025                                                                    1,384
-----------------------------------------------------------------------------------------------------------------------------------
                               New York State Dormitory Authority Revenue Bonds:
AA-       Baa1        1,690      (4201 Schools Program), 6.25% due 7/01/2020                                                  1,951
AAA       Aaa         2,380      (School Districts Financing Program), Series E, 5.75% due 10/01/2030 (d)                     2,623
AAA       NR*         2,500      (Willow Towers Inc. Project), 5.40% due 2/01/2034 (i)                                        2,610
-----------------------------------------------------------------------------------------------------------------------------------
                               New York State Dormitory Authority, Revenue Refunding Bonds:
AA-       NR*           750      (City University System), Consolidated Fifth Generation, Series A, 5.25% due 1/01/2013         816
AAA       Aaa         7,250      (City University System), Consolidated Second Generation, Series A,
                                  6.125% due 7/01/2011 (a)                                                                    8,520
NR*       A3          1,785      (Lenox Hill Hospital Obligation Group), 5.75% due 7/01/2012                                  2,017
NR*       A3          2,505      (Lenox Hill Hospital Obligation Group), 5.75% due 7/01/2013                                  2,793
BBB-      Baa3        3,000      (Mount Sinai Health), Series A, 6.50% due 7/01/2016                                          3,287
BBB-      Baa3        4,850      (Mount Sinai Health), Series A, 6.625% due 7/01/2018                                         5,291
BBB-      Baa3        2,500      (Mount Sinai Health), Series A, 6.625% due 7/01/2019                                         2,714
BBB-      Baa3        1,675      (Mount Sinai Health), Series A, 6.50% due 7/01/2025                                          1,769
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         6,400    New York State Energy Research and Development Authority, Facilities Revenue Refunding
                               Bonds (Consolidated Edison Co. of New York), Series A, 6.10% due 8/15/2020 (a)                 7,116
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                              Issue                                               Value
===================================================================================================================================
New York(continued)
===================================================================================================================================
AAA       Aaa        $2,000    New York State Energy Research and Development Authority, PCR, Refunding (Central
                               Hudson Gas and Electric), Series A, 5.45% due 8/01/2027 (a)                                  $ 2,098
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,000    New York State Environmental Facilities Corporation, Special Obligation Revenue
                               Refunding Bonds (Riverbank State Park), 6.25% due 4/01/2012 (a)                                3,603
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,000    New York State, HFA, Revenue Refunding Bonds (Housing Mortgage Project), Series A,
                               6.10% due 11/01/2015 (c)                                                                       4,420
-----------------------------------------------------------------------------------------------------------------------------------
                               New York State Mortgage Agency Revenue Bonds, AMT:
NR*       Aaa         2,800      DRIVERS, Series 191, 10.28% due 4/01/2030 (g)                                                3,149
NR*       Aa1         2,500      DRIVERS, Series 195, 11.23% due 10/01/2030 (g)                                               3,053
NR*       Aa1         3,000      Series 101, 5.40% due 4/01/2032                                                              3,122
-----------------------------------------------------------------------------------------------------------------------------------
AA-       Aa3         2,320    New York State Thruway Authority, General Revenue Bonds, Series D, 5.50% due 1/01/2017         2,516
-----------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         1,300    New York State Thruway Authority, Second General Highway and Bridge Trust Fund
                               Revenue Bonds, Series A, 5.25% due 4/01/2022 (d)                                               1,376
-----------------------------------------------------------------------------------------------------------------------------------
AA        A1          2,000    New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                               (State Facilities), Series A, 5.50% due 3/15/2032                                              2,120
-----------------------------------------------------------------------------------------------------------------------------------
                               New York State Urban Development Corporation Revenue Bonds (Youth Facilities Services
                               Contract), Series B (e):
AA-       A3          1,675      6% due 4/01/2010                                                                             1,993
AA-       A3            750      6.125% due 4/01/2010                                                                           898
AA-       A3            615      6.25% due 4/01/2010                                                                            741
-----------------------------------------------------------------------------------------------------------------------------------
                               New York State, Urban Development Corporation, Revenue Refunding Bonds:
AA-       A3          1,685      (Clarkson Center Advance Materials), 5.50% due 1/01/2020                                     1,882
AA-       A3          3,500      (University Facility Grants), 5.50% due 1/01/2019                                            3,934
-----------------------------------------------------------------------------------------------------------------------------------
BBB       Baa1        7,975    Niagara County, New York, IDA, Solid Waste Disposal Revenue Refunding Bonds, AMT,
                               Series A, 5.45% due 11/15/2026                                                                 8,389
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,000    Niagara, New York, Frontier Authority, Airport Revenue Bonds (Greater Buffalo
                               International Airport), AMT, Series A, 6.125% due 4/01/2014 (a)                                3,173
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    North Country, New York, Development Authority, Solid Waste Management System
                               Revenue Refunding Bonds, 6% due 5/15/2015 (c)                                                  1,201
-----------------------------------------------------------------------------------------------------------------------------------
                               Onondaga County, New York, IDA, Revenue Bonds (Air Cargo), AMT:
NR*       Baa3        3,975      6.125% due 1/01/2032                                                                         4,025
NR*       Ba1         1,365      7.25% due 1/01/2032                                                                          1,360
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,075    Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT, Class R,
                               Series 10, 10.287% due 1/15/2017 (c)(g)                                                        4,987
-----------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         6,000    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, RIB, AMT,
                               Series 243, 11.04% due 12/01/2010 (d)(g)                                                       7,720
-----------------------------------------------------------------------------------------------------------------------------------
                               Suffolk County, New York, IDA, Civic Facility Revenue Bonds:
BBB       Baa1        2,000      (Huntington Hospital Project), Series B, 5.875% due 11/01/2032                               2,056
NR*       NR*           135      (Special Needs Facilities Pooled Program), Series D-1, 6.50% due 7/01/2017                     135
-----------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         5,000    Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners
                               Facility), AMT, 5.50% due 1/01/2023                                                            4,556
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                              Issue                                               Value
===================================================================================================================================
New York(concluded)
===================================================================================================================================
AAA       Aaa        $7,155    Suffolk County, New York, IDA, Solid Waste Disposal Facility Revenue Refunding Bonds
                               (Ogden Martin System Huntington Project), AMT, 6.25% due 10/01/2012 (a)                      $ 8,531
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,000    Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                               5.25% due 11/15/2023 (d)                                                                       4,210
-----------------------------------------------------------------------------------------------------------------------------------
A+        A1          2,210    Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                               5.25% due 11/15/2030                                                                           2,294
-----------------------------------------------------------------------------------------------------------------------------------
                               Troy, New York, City School District, GO, Refunding (c):
AAA       Aaa           765      5.75% due 7/15/2017                                                                            874
AAA       Aaa           805      5.75% due 7/15/2018                                                                            915
AAA       Aaa           850      5.75% due 7/15/2019                                                                            961
-----------------------------------------------------------------------------------------------------------------------------------
                               Utica, New York, IDA, Civic Facility Revenue Bonds:
NR*       Aa3         1,000      (Munson, Williams, Proctor Institute), 5.375% due 7/15/2020                                  1,074
NR*       Aa3         1,210      (Munson, Williams, Proctor Institute), 5.40% due 7/15/2030                                   1,266
NR*       NR*         2,505      (Utica College Project), Series A, 5.75% due 8/01/2028                                       2,350
-----------------------------------------------------------------------------------------------------------------------------------
                               Willsboro, New York, Central School District, GO, Refunding (b):
NR*       Aaa           655      5.75% due 6/15/2026                                                                            720
NR*       Aaa           690      5.75% due 6/15/2027                                                                            758
NR*       Aaa           730      5.75% due 6/15/2028                                                                            802
NR*       Aaa           770      5.75% due 6/15/2029                                                                            847
===================================================================================================================================
Puerto Rico--9.2%
===================================================================================================================================
A         A3          4,000    Children's Trust Fund, Puerto Rico, Tobacco Settlement Revenue Bonds,
                               5.625% due 5/15/2043                                                                           3,634
-----------------------------------------------------------------------------------------------------------------------------------
AAAr      Aaa         4,750    Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3,
                               10.021% due 7/01/2016 (d)(g)                                                                   6,271
-----------------------------------------------------------------------------------------------------------------------------------
A         Baa1        8,000    Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                               Revenue Bonds, Series D, 5.75% due 7/01/2041                                                   8,812
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts, Class R,
                               Series 16 HH, 10.018% due 7/01/2013 (c)(g)                                                     1,350
-----------------------------------------------------------------------------------------------------------------------------------
CCC       Caa2        1,000    Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities Financing
                               Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                               Series A, 6.45% due 12/01/2025                                                                   185
-----------------------------------------------------------------------------------------------------------------------------------
NR*       Baa2          800    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
                               Revenue Bonds (Cogeneration Facility--AES Puerto Rico Project), AMT, 6.625% due 6/01/2026        828
-----------------------------------------------------------------------------------------------------------------------------------
BBB+      Baa3        1,000    Puerto Rico Public Finance Corporation Revenue Bonds, Commonwealth Appropriation,
                               Series E, 5.70% due 8/01/2025                                                                  1,055
-----------------------------------------------------------------------------------------------------------------------------------
NR*       Aa2         1,800    Puerto Rico Public Finance Corporation Revenue Bonds, DRIVERS, Series 272,
                               9.34% due 8/01/2030 (g)                                                                        2,087
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                              Issue                                               Value
===================================================================================================================================
Virgin Islands--1.7%
===================================================================================================================================
BBB-      Baa3       $4,500    Virgin Islands Government Refinery Facilities Revenue Bonds (Hovensa Coker Project),
                               AMT, 6.50% due 7/01/2021                                                                    $  4,535
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds (Cost--$240,178)--97.6%                                                255,835
===================================================================================================================================

===================================================================================================================================
                     Shares
                      Held                                        Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                      5,105    CMA New York Municipal Money Fund (f)                                                          5,105
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Securities (Cost--$5,105)--1.9%                                               5,105
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$245,283)--99.5%                                                                                   260,940

Unrealized Depreciation on Forward Interest Rate Swaps--(0.1%)                                                                 (328)

Other Assets Less Liabilities--0.6%                                                                                           1,633
                                                                                                                           --------
Net Assets--100.0%                                                                                                         $262,245
                                                                                                                           ========
-----------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                    Net                Dividend
      Affiliate                                  Activity               Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund            5,105                  $8
      --------------------------------------------------------------------------

(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.
(h)   Escrowed to maturity.
(i)   GNMA Collateralized.
*     Not Rated.

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

FINANCIAL INFORMATION

=========================================================================================================================
Statement of Assets and Liabilities as of March 31, 2003
=========================================================================================================================
Assets:        Investments, at value (identified cost--$245,282,591) ....................                   $ 260,940,480
               Cash .....................................................................                          25,766
               Receivables:
                 Interest ...............................................................    $ 4,816,770
                 Beneficial interest sold ...............................................        487,616
                 Securities sold ........................................................        273,900
                 Dividends ..............................................................          7,774        5,586,060
                                                                                             -----------
               Prepaid registration fees and other assets ...............................                          48,170
                                                                                                            -------------
               Total assets .............................................................                     266,600,476
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
Liabilities:   Unrealized depreciation on forward interest rate swaps ...................                         327,673
               Payables:
                 Securities purchased ...................................................      2,989,865
                 Beneficial interest redeemed ...........................................        578,382
                 Dividends to shareholders ..............................................        235,274
                 Investment adviser .....................................................        113,981
                 Distributor ............................................................         55,265        3,972,767
                                                                                             -----------
               Accrued expenses .........................................................                          54,857
                                                                                                            -------------
               Total liabilities ........................................................                       4,355,297
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
Net Assets:    Net assets ...............................................................                   $ 262,245,179
                                                                                                            =============
-------------------------------------------------------------------------------------------------------------------------
Net Assets     Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:    shares authorized ........................................................                   $   1,307,249
               Class B Shares of beneficial interest, $.10 par value, unlimited number of
               shares authorized ........................................................                         804,292
               Class C Shares of beneficial interest, $.10 par value, unlimited number of
               shares authorized ........................................................                         140,866
               Class I Shares of beneficial interest, $.10 par value, unlimited number of
               shares authorized ........................................................                          93,363
               Paid-in capital in excess of par .........................................                     261,090,354
               Undistributed investment income--net .....................................    $   317,861
               Accumulated realized capital losses on investments--net ..................    (16,839,022)
               Unrealized appreciation on investments--net ..............................     15,330,216
                                                                                             -----------
               Total accumulated losses--net ............................................                      (1,190,945)
                                                                                                            -------------
               Net assets ...............................................................                   $ 262,245,179
                                                                                                            =============
-------------------------------------------------------------------------------------------------------------------------
Net Asset      Class A--Based on net assets of $146,103,080 and 13,072,490 shares
Value:         of beneficial interest outstanding .......................................                   $       11.18
                                                                                                            =============
               Class B--Based on net assets of $89,946,106 and 8,042,917 shares
               of beneficial interest outstanding .......................................                   $       11.18
                                                                                                            =============
               Class C--Based on net assets of $15,758,211 and 1,408,663 shares
               of beneficial interest outstanding .......................................                   $       11.19
                                                                                                            =============
               Class I--Based on net assets of $10,437,782 and 933,633 shares
               of beneficial interest outstanding .......................................                   $       11.18
                                                                                                            =============
-------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

============================================================================================================================
Statement of Operations
============================================================================================================================
                                                                                                    For the Six Months Ended
                                                                                                              March 31, 2003
----------------------------------------------------------------------------------------------------------------------------
Investment Income:      Interest .........................................................                    $    7,482,978
                        Dividends ........................................................                             7,774
                                                                                                              --------------
                        Total income .....................................................                         7,490,752
                                                                                                              --------------
----------------------------------------------------------------------------------------------------------------------------
Expenses:               Investment advisory fees .........................................    $   727,030
                        Account maintenance and distribution fees--Class B ...............        237,394
                        Account maintenance fees--Class A ................................         71,774
                        Accounting services ..............................................         65,177
                        Account maintenance and distribution fees--Class C ...............         44,824
                        Transfer agent fees--Class A .....................................         38,195
                        Transfer agent fees--Class B .....................................         29,397
                        Professional fees ................................................         28,445
                        Printing and shareholder reports .................................         26,728
                        Registration fees ................................................         21,982
                        Trustees' fees and expenses ......................................         10,808
                        Custodian fees ...................................................          9,046
                        Pricing fees .....................................................          7,606
                        Transfer agent fees--Class C .....................................          4,528
                        Transfer agent fees--Class I .....................................          2,912
                        Other ............................................................         13,340
                                                                                              -----------
                        Total expenses before reimbursement ..............................      1,339,186
                        Reimbursement of expenses ........................................         (4,501)
                                                                                              -----------
                        Total expenses after reimbursement ...............................                         1,334,685
                                                                                                              --------------
                        Investment income--net ...........................................                         6,156,067
                                                                                                              --------------
----------------------------------------------------------------------------------------------------------------------------
Realized & Unreal-      Realized gain on investments--net ................................                         1,049,756
ized Gain (Loss) on     Change in unrealized appreciation/depreciation on investments--net                        (7,686,962)
Investments--Net:                                                                                             --------------
                        Total realized and unrealized loss on investments--net ...........                        (6,637,206)
                                                                                                              --------------
                        Net Decrease in Net Assets Resulting from Operations .............                    $     (481,139)
                                                                                                              ==============
----------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

==================================================================================================================================
Statements of Changes in Net Assets
==================================================================================================================================
                                                                                                    For the Six         For the
                                                                                                   Months Ended       Year Ended
                                                                                                      March 31,      September 30,
Increase (Decrease) in Net Assets:                                                                      2003              2002
----------------------------------------------------------------------------------------------------------------------------------
Operations:            Investment income--net .................................................    $   6,156,067     $  12,060,734
                       Realized gain on investments--net ......................................        1,049,756         2,402,004
                       Change in unrealized appreciation/depreciation on investments--net .....       (7,686,962)        5,312,370
                                                                                                   -------------     -------------
                       Net increase (decrease) in net assets resulting from operations ........         (481,139)       19,775,108
                                                                                                   -------------     -------------
----------------------------------------------------------------------------------------------------------------------------------
Dividends &            Investment income--net:
Distributions to         Class A ..............................................................       (3,451,691)       (6,452,943)
Shareholders:            Class B ..............................................................       (2,087,146)       (4,726,367)
                         Class C ..............................................................         (321,463)         (444,316)
                         Class I ..............................................................         (267,899)         (668,372)
                       Realized gain on investments--net:
                         Class A ..............................................................               --           (32,843)
                         Class B ..............................................................               --           (28,101)
                         Class C ..............................................................               --            (2,277)
                         Class I ..............................................................               --            (3,313)
                                                                                                   -------------     -------------
                       Net decrease in net assets resulting from dividends and distributions
                       to shareholders ........................................................       (6,128,199)      (12,358,532)
                                                                                                   -------------     -------------
----------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest    Net decrease in net assets derived from beneficial interest transactions       (5,960,322)      (16,620,449)
Transactions:                                                                                      -------------     -------------
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:            Total decrease in net assets ...........................................      (12,569,660)       (9,203,873)
                       Beginning of period ....................................................      274,814,839       284,018,712
                                                                                                   -------------     -------------
                       End of period* .........................................................    $ 262,245,179     $ 274,814,839
                                                                                                   =============     =============
----------------------------------------------------------------------------------------------------------------------------------
                     * Undistributed investment income--net ...................................    $     317,861     $     289,993
                                                                                                   =============     =============
----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

==================================================================================================================================
Financial Highlights
==================================================================================================================================
                                                                                              Class A@@
                                                                    --------------------------------------------------------------
                                                                    For the
                                                                      Six
The following per share data and ratios have been derived            Months
from information provided in the financial statements.                Ended               For the Year Ended September 30,
                                                                    March 31,     ------------------------------------------------
Increase (Decrease) in Net Asset Value:                                2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...    $   11.45     $   11.14    $   10.49    $   10.49    $   12.00
Operating                                                           ---------     ---------    ---------    ---------    ---------
Performance:            Investment income--net .................          .27++         .51          .50          .50          .50
                        Realized and unrealized gain (loss) on
                        investments--net .......................         (.27)          .32          .64          .01        (1.16)
                                                                    ---------     ---------    ---------    ---------    ---------
                        Total from investment operations .......           --           .83         1.14          .51         (.66)
                                                                    ---------     ---------    ---------    ---------    ---------
                        Less dividends and distributions:
                          Investment income--net ...............         (.27)         (.52)        (.49)        (.50)        (.50)
                          Realized gain on investments--net ....           --            --+          --           --         (.32)
                          In excess of realized gain on
                          investments--net .....................           --            --           --         (.01)        (.03)
                                                                    ---------     ---------    ---------    ---------    ---------
                        Total dividends and distributions ......         (.27)         (.52)        (.49)        (.51)        (.85)
                                                                    ---------     ---------    ---------    ---------    ---------
                        Net asset value, end of period .........    $   11.18     $   11.45    $   11.14    $   10.49    $   10.49
                                                                    =========     =========    =========    =========    =========
----------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .....          .01%@        7.73%       11.01%        5.08%       (5.79%)
Return:**                                                           =========     =========    =========    =========    =========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses, net of reimbursement .........          .84%*         .80%         .69%         .79%         .80%
Average                                                             =========     =========    =========    =========    =========
Net Assets:             Expenses ...............................          .84%*         .80%         .69%         .79%         .80%
                                                                    =========     =========    =========    =========    =========
                        Investment income--net .................         4.83%*        4.60%        4.56%        4.85%        4.49%
                                                                    =========     =========    =========    =========    =========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)    $ 146,103     $ 145,267    $ 134,563    $ 126,138    $ 133,596
Data:                                                               =========     =========    =========    =========    =========
                        Portfolio turnover .....................        27.76%        53.86%       76.22%      149.47%      135.17%
                                                                    =========     =========    =========    =========    =========
----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.
++    Based on average shares outstanding.
@     Aggregate total investment return.
@@    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

=================================================================================================================================
Financial Highlights (continued)
=================================================================================================================================
                                                                                               Class B
                                                                    -------------------------------------------------------------
                                                                    For the
                                                                      Six
The following per share data and ratios have been derived            Months
from information provided in the financial statements.                Ended              For the Year Ended September 30,
                                                                    March 31,     ------------------------------------------------
Increase (Decrease) in Net Asset Value:                                2003          2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...    $   11.46     $   11.15    $   10.50    $   10.49    $   12.00
Operating                                                           ---------     ---------    ---------    ---------    ---------
Performance:            Investment income--net .................          .25++         .47          .45          .46          .46
                        Realized and unrealized gain (loss) on
                        investments--net .......................         (.28)          .32          .64          .02        (1.16)
                                                                    ---------     ---------    ---------    ---------    ---------
                        Total from investment operations .......         (.03)          .79         1.09          .48         (.70)
                                                                    ---------     ---------    ---------    ---------    ---------
                        Less dividends and distributions:
                          Investment income--net ...............         (.25)         (.48)        (.44)        (.46)        (.46)
                          Realized gain on investments--net ....           --            --+          --           --         (.32)
                          In excess of realized gain on
                          investments--net .....................           --            --           --         (.01)        (.03)
                                                                    ---------     ---------    ---------    ---------    ---------
                        Total dividends and distributions ......         (.25)         (.48)        (.44)        (.47)        (.81)
                                                                    ---------     ---------    ---------    ---------    ---------
                        Net asset value, end of period .........    $   11.18     $   11.46    $   11.15    $   10.50    $   10.49
                                                                    =========     =========    =========    =========    =========
----------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .....         (.28%)@       7.29%       10.56%        4.75%       (6.18%)
Return:**                                                           =========     =========    =========    =========    =========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses, net of reimbursement .........         1.25%*        1.21%        1.10%        1.20%        1.21%
Average                                                             =========     =========    =========    =========    =========
Net Assets:             Expenses ...............................         1.25%*        1.21%        1.10%        1.20%        1.21%
                                                                    =========     =========    =========    =========    =========
                        Investment income--net .................         4.42%*        4.19%        4.16%        4.44%        4.07%
                                                                    =========     =========    =========    =========    =========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)    $  89,946     $ 102,847    $ 123,173    $ 133,180    $ 179,583
Data:                                                               =========     =========    =========    =========    =========
                        Portfolio turnover .....................        27.76%        53.86%       76.22%      149.47%      135.17%
                                                                    =========     =========    =========    =========    =========
----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.
++    Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

================================================================================================================================
Financial Highlights (continued)
================================================================================================================================
                                                                                                Class C
                                                                    ------------------------------------------------------------
                                                                    For the
                                                                      Six
The following per share data and ratios have been derived            Months
from information provided in the financial statements.                Ended             For the Year Ended September 30,
                                                                     March 31,    ----------------------------------------------
Increase (Decrease) in Net Asset Value:                                2003          2002         2001        2000        1999
--------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...    $   11.46     $   11.15    $   10.50   $   10.50   $   12.01
Operating                                                           ---------     ---------    ---------   ---------   ---------
Performance:            Investment income--net .................          .24++         .45          .44         .45         .45
                        Realized and unrealized gain (loss) on
                        investments--net .......................         (.27)          .32          .64         .01       (1.16)
                                                                    ---------     ---------    ---------   ---------   ---------
                        Total from investment operations .......         (.03)          .77         1.08         .46        (.71)
                                                                    ---------     ---------    ---------   ---------   ---------
                        Less dividends and distributions:
                          Investment income--net ...............         (.24)         (.46)        (.43)       (.45)       (.45)
                          Realized gain on investments--net ....           --            --+          --          --        (.32)
                          In excess of realized gain on
                          investments--net .....................           --            --           --        (.01)       (.03)
                                                                    ---------     ---------    ---------   ---------   ---------
                        Total dividends and distributions ......         (.24)         (.46)        (.43)       (.46)       (.80)
                                                                    ---------     ---------    ---------   ---------   ---------
                        Net asset value, end of period .........    $   11.19     $   11.46    $   11.15   $   10.50   $   10.50
                                                                    =========     =========    =========   =========   =========
--------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .....         (.24%)@       7.19%       10.45%       4.55%      (6.26%)
Return:**                                                           =========     =========    =========   =========   =========
--------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses, net of reimbursement .........         1.35%*        1.31%        1.19%       1.30%       1.31%
Average                                                             =========     =========    =========   =========   =========
Net Assets:             Expenses ...............................         1.35%*        1.31%        1.19%       1.30%       1.31%
                                                                    =========     =========    =========   =========   =========
                        Investment income--net .................         4.32%*        4.10%        4.05%       4.34%       3.98%
                                                                    =========     =========    =========   =========   =========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)    $  15,758     $  14,773    $   8,730   $   6,777   $   8,051
Data:                                                               =========     =========    =========   =========   =========
                        Portfolio turnover .....................        27.76%        53.86%       76.22%     149.47%     135.17%
                                                                    =========     =========    =========   =========   =========
--------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.
++    Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

FINANCIAL INFORMATION (concluded)

=============================================================================================================================
Financial Highlights (concluded)
=============================================================================================================================
                                                                                            Class I@@
                                                                    ---------------------------------------------------------
                                                                    For the
                                                                      Six
The following per share data and ratios have been derived           Months
from information provided in the financial statements.               Ended              For the Year Ended September 30,
                                                                    March 31,    --------------------------------------------
Increase (Decrease) in Net Asset Value:                               2003         2002        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...    $  11.46     $  11.14    $  10.49    $  10.49    $  12.00
Operating                                                           --------     --------    --------    --------    --------
Performance:            Investment income--net .................         .27++        .52         .51         .51         .51
                        Realized and unrealized gain (loss) on
                        investments--net .......................        (.27)         .33         .64         .01       (1.16)
                                                                    --------     --------    --------    --------    --------
                        Total from investment operations .......          --          .85        1.15         .52        (.65)
                                                                    --------     --------    --------    --------    --------
                        Less dividends and distributions:
                          Investment income--net ...............        (.28)        (.53)       (.50)       (.51)       (.51)
                          Realized gain on investments--net ....          --           --+         --          --        (.32)
                          In excess of realized gain on
                          investments--net .....................          --           --          --        (.01)       (.03)
                                                                    --------     --------    --------    --------    --------
                        Total dividends and distributions ......        (.28)        (.53)       (.50)       (.52)       (.86)
                                                                    --------     --------    --------    --------    --------
                        Net asset value, end of period .........    $  11.18     $  11.46    $  11.14    $  10.49    $  10.49
                                                                    ========     ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .....        (.02%)@      7.93%      11.12%       5.19%      (5.70%)
Return:**                                                           ========     ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses, net of reimbursement .........         .74%*        .71%        .59%        .70%        .70%
Average                                                             ========     ========    ========    ========    ========
Net Assets:             Expenses ...............................         .74%*        .71%        .59%        .70%        .70%
                                                                    ========     ========    ========    ========    ========
                        Investment income--net .................        4.92%*       4.69%       4.66%       4.95%       4.59%
                                                                    ========     ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)    $ 10,438     $ 11,928    $ 17,553    $ 12,579    $ 15,522
Data:                                                               ========     ========    ========    ========    ========
                        Portfolio turnover .....................       27.76%       53.86%      76.22%     149.47%     135.17%
                                                                    ========     ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.
++    Based on average shares outstanding.
@     Aggregate total investment return.
@@    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch New York Municipal Bond Fund (the "Fund") is part of the Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Class A and Class I Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds and other portfolio securities are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price or yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or for the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward interest rate swaps -- The Fund is authorized to enter into forward interest rate swaps for the purpose of hedging the interest rate risk on portfolio securities. In a forward interest rate swap, the Fund and the counterparty agree to pay or receive interest on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. The value of the agreement is determined by quoted fair values received daily by the Fund from the counterparty. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Expenses -- Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion. For the six months ended March 31, 2003, FAM reimbursed the Fund in the amount of $4,501.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee and a distribution fee. These fees are accrued daily and paid monthly, at the annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                   Account          Distribution
                                               Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class A ................................            .10%                 --
Class B ................................            .25%                .25%
Class C ................................            .25%                .35%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended March 31, 2003, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on the sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                     FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A ............................               $ 1,996               $15,756
Class I ............................                    --               $     4
--------------------------------------------------------------------------------

For the six months ended March 31, 2003, MLPF&S received contingent deferred sales charges of $40,257 and $1,934 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $9,262 relating to transactions subject to front-end sales charge waivers in Class I Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended March 31, 2003, the Fund reimbursed FAM $3,004 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2003 were $72,107,605 and $74,566,578, respectively.

Net realized gains (losses) for the six months ended March 31, 2003 and net unrealized gains (losses) as of March 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                               Realized             Unrealized
                                            Gains (Losses)        Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..............         $  2,660,382          $ 15,657,889
Financial futures
contracts ..........................             (675,005)                   --
Forward interest
rate swaps .........................             (935,621)             (327,673)
                                             ------------          ------------
Total ..............................         $  1,049,756          $ 15,330,216
                                             ============          ============
--------------------------------------------------------------------------------

As of March 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $15,773,859, of which $19,231,357 related to appreciated securities and $3,457,498 related to depreciated securities. The aggregate cost of investments at March 31, 2003 for Federal income tax purposes was $245,166,621.

The Fund has entered into the following forward interest rate swaps as of March 31, 2003:

--------------------------------------------------------------------------------
                            Interest Received
                       --------------------------
Notional               Current                                        Expiration
Amount                  Rate               Type                          Date
--------------------------------------------------------------------------------
$ 6,000,000             N/A*            Variable+                     6/06/2023
--------------------------------------------------------------------------------
$ 8,500,000             N/A*            Variable++                    6/06/2013
--------------------------------------------------------------------------------
$11,200,000             N/A**           Variable+                     4/15/2023
--------------------------------------------------------------------------------

*     Initial interest rate will be determined on effective date June 6, 2003.
**    Initial interest rate will be determined on effective date April 15, 2003.
+     7-Day Bond Market Association rate at quarterly reset date.
++    USD LIBOR rate at quarterly reset date.

--------------------------------------------------------------------------------
                           Interest Paid
                       ---------------------
Notional                Current                                       Expiration
Amount                   Rate           Type                             Date
--------------------------------------------------------------------------------
$ 6,000,000             3.963%          Fixed                         6/06/2023
--------------------------------------------------------------------------------
$ 8,500,000              4.17%          Fixed                         6/06/2013
--------------------------------------------------------------------------------
$11,200,000            4.3663%          Fixed                         4/15/2023
--------------------------------------------------------------------------------

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $5,960,322 and $16,620,449 for the six months ended March 31, 2003 and for the year ended September 30, 2002, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended March 31, 2003+                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................             205,743         $  2,304,579
Automatic conversion
of shares ............................             626,834            7,053,707
Shares issued to
shareholders in reinvestment
of dividends .........................             149,775            1,672,630
                                              ------------         ------------
Total issued .........................             982,352           11,030,916
Shares redeemed ......................            (594,814)          (6,660,940)
                                              ------------         ------------
Net increase .........................             387,538         $  4,369,976
                                              ============         ============
--------------------------------------------------------------------------------

+     Effective April 14, 2003, Class D Shares were redesignated Class A shares.

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended September 30, 2002+                          Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................             276,777         $  3,079,551
Automatic conversion
of shares ............................           1,436,697           15,988,829
Shares issued to share-
holders in reinvestment
of dividends & distributions .........             306,438            3,401,606
                                              ------------         ------------
Total issued .........................           2,019,912           22,469,986
Shares redeemed ......................          (1,413,425)         (15,704,800)
                                              ------------         ------------
Net increase .........................             606,487         $  6,765,186
                                              ============         ============
--------------------------------------------------------------------------------

+     Effective April 14, 2003, Class D Shares were redesignated Class A shares.

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended March 31, 2003                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................             355,851         $  3,996,287
Shares issued to
shareholders in reinvestment
of dividends .........................              96,741            1,080,936
                                              ------------         ------------
Total issued .........................             452,592            5,077,223
Automatic conversion
of shares ............................            (626,394)          (7,053,707)
Shares redeemed ......................            (758,579)          (8,505,793)
                                              ------------         ------------
Net decrease .........................            (932,381)        $(10,482,277)
                                              ============         ============
--------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended September 30, 2002                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................           1,079,355         $ 12,006,378
Shares issued to share-
holders in reinvestment
of dividends & distributions .........             216,586            2,403,788
                                              ------------         ------------
Total issued .........................           1,295,941           14,410,166
Automatic conversion
of shares ............................          (1,435,785)         (15,988,829)
Shares redeemed ......................          (1,934,016)         (21,517,343)
                                              ------------         ------------
Net decrease .........................          (2,073,860)        $(23,096,006)
                                              ============         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended March 31, 2003                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            210,587         $ 2,364,904
Shares issued to
shareholders in reinvestment
of dividends ...........................             18,183             203,289
                                                -----------         -----------
Total issued ...........................            228,770           2,568,193
Shares redeemed ........................           (108,905)         (1,215,189)
                                                -----------         -----------
Net increase ...........................            119,865         $ 1,353,004
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended September 30, 2002                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            725,709         $ 8,087,057
Shares issued to share-
holders in reinvestment
of dividends & distributions ...........             25,464             283,327
                                                -----------         -----------
Total issued ...........................            751,173           8,370,384
Shares redeemed ........................           (245,235)         (2,705,457)
                                                -----------         -----------
Net increase ...........................            505,938         $ 5,664,927
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended March 31, 2003+                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................             43,463         $   485,993
Shares issued to
shareholders in reinvestment
of dividends ...........................             11,935             133,346
                                                -----------         -----------
Total issued ...........................             55,398             619,339
Shares redeemed ........................           (162,960)         (1,820,364)
                                                -----------         -----------
Net decrease ...........................           (107,562)        $(1,201,025)
                                                ===========         ===========
--------------------------------------------------------------------------------

+     Effective April 14, 2003, Class A Shares were redesignated Class I shares.

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended September 30, 2002+                          Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................             439,027         $  4,875,103
Shares issued to share-
holders in reinvestment
of dividends & distributions .........              31,100              345,123
                                              ------------         ------------
Total issued .........................             470,127            5,220,226
Shares redeemed ......................          (1,003,898)         (11,174,782)
                                              ------------         ------------
Net decrease .........................            (533,771)        $ (5,954,556)
                                              ============         ============
--------------------------------------------------------------------------------

+     Effective April 14, 2003, Class A Shares were redesignated Class I shares.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the total commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the six months ended March 31, 2003.

6. Capital Loss Carryforward:

On September 30, 2002, the Fund had a net capital loss carryforward of $15,773,496, of which $3,350,470 expires in 2008 and $12,423,026 expires in
2009. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2003

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Stephen B. Swensrud, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
Roberto Roffo, Vice President
Donald C. Burke, Vice President and Treasurer
Brian D. Stewart, Secretary

--------------------------------------------------------------------------------
Melvin R. Seiden, Trustee of Merrill Lynch New York Municipal Bond Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Seiden well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch New York Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #10344--3/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a)- Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley
        Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch New York Municipal Bond Fund of Merrill Lynch
    Multi-State Municipal Series Trust

Date: May 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch New York Municipal Bond Fund of Merrill Lynch
    Multi-State Municipal Series Trust

Date: May 21, 2003

By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch New York Municipal Bond Fund of Merrill Lynch
    Multi-State Municipal Series Trust

Date: May 21, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.